NEWBUILDINGS - Additional Information (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 large_range_2Tanker_vessel_type	Apr. 30, 2021 large_range_2Tanker_vessel_type	Mar. 31, 2021 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier large_range_2Tanker_vessel_type	Dec. 31, 2020 suezmax_tanker_vessel_type large_range_2Tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier large_range_2Tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2018 very_large_crude_carrier	Dec. 31, 2016 mr_product_tanker	Feb. 01, 2013 mr_product_tanker
Property, Plant and Equipment [Line Items]
Number of newbuild vessels				4	4	4	1	1	2	6	12
Number of newbuildings delivered				1	1	2
Subsequent Event
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered			1
Forecast
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered	2	1